PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 3.4%
Airbus SE (France), ADR*	390,108	$11,387,253
Raytheon Technologies Corp.	361,569	26,029,352
		37,416,605
Automobiles 5.7%
General Motors Co.	468,657	24,056,164
Tesla, Inc.*	55,535	37,513,892
		61,570,056
Banks 4.9%
JPMorgan Chase & Co.	184,171	27,104,446
PNC Financial Services Group, Inc. (The)	153,847	25,901,681
		53,006,127
Building Products 1.5%
Johnson Controls International PLC	298,056	16,628,544
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	79,552	25,415,273
Chemicals 2.3%
Linde PLC (United Kingdom)	100,450	24,536,921
Entertainment 3.0%
Netflix, Inc.*	42,036	22,651,099
Spotify Technology SA*	33,890	10,417,108
		33,068,207
Food & Staples Retailing 1.8%
Walmart, Inc.	150,248	19,520,220
Food Products 1.4%
Mondelez International, Inc. (Class A Stock)	281,785	14,979,691
Health Care Providers & Services 1.0%
Cigna Corp.	53,093	11,144,221

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 4.1%
Chubb Ltd.	122,599	$19,932,145
MetLife, Inc.	418,928	24,130,253
		44,062,398
Interactive Media & Services 12.2%
Alphabet, Inc. (Class A Stock)*	28,430	57,482,901
Bumble, Inc. (Class A Stock)*(a)	44,419	2,989,843
Facebook, Inc. (Class A Stock)*	119,551	30,798,728
Match Group, Inc.*	169,020	25,834,707
Snap, Inc. (Class A Stock)*	228,839	15,025,569
		132,131,748
Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.*	14,695	45,450,607
Farfetch Ltd. (United Kingdom) (Class A Stock)*	190,573	12,554,949
MercadoLibre, Inc. (Argentina)*	8,436	13,819,096
		71,824,652
IT Services 14.3%
Adyen NV (Netherlands), 144A*	12,602	28,996,044
Okta, Inc.*	7,126	1,863,093
PayPal Holdings, Inc.*	94,595	24,580,511
Shopify, Inc. (Canada) (Class A Stock)*	32,644	41,815,985
Snowflake, Inc. (Class A Stock)*(a)	35,950	9,330,463
Square, Inc. (Class A Stock)*	85,439	19,653,533
Twilio, Inc. (Class A Stock)*	73,275	28,788,282
		155,027,911
Leisure Products 0.9%
Peloton Interactive, Inc. (Class A Stock)*	85,781	10,334,037
Multi-Utilities 1.5%
Dominion Energy, Inc.	245,797	16,792,851
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips	473,286	24,615,605

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.1%
AstraZeneca PLC (United Kingdom), ADR	250,915	$12,139,268
Eli Lilly & Co.	106,127	21,744,361
		33,883,629
Road & Rail 2.4%
Union Pacific Corp.	126,550	26,064,238
Semiconductors & Semiconductor Equipment 5.7%
NVIDIA Corp.	48,504	26,608,324
Texas Instruments, Inc.	203,148	34,996,306
		61,604,630
Software 6.3%
Adobe, Inc.*	57,148	26,269,221
Microsoft Corp.	101,214	23,520,109
RingCentral, Inc. (Class A Stock)*	49,844	18,849,007
		68,638,337
Specialty Retail 3.2%
Lowe’s Cos., Inc.	115,447	18,442,658
Ross Stores, Inc.	140,499	16,387,804
		34,830,462
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	331,461	40,192,961
Textiles, Apparel & Luxury Goods 5.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	41,650	26,432,538
NIKE, Inc. (Class B Stock)	214,754	28,944,544
		55,377,082

Total Long-Term Investments (cost $647,906,665)		1,072,666,406

Short-Term Investments 2.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	12,941,423	12,941,423

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $9,605,698; includes $9,603,927 of cash collateral for securities on loan)(b)(wa)	9,610,503	$9,605,698

Total Short-Term Investments (cost $22,547,121)		22,547,121

TOTAL INVESTMENTS 100.8% (cost $670,453,786)		1,095,213,527
Liabilities in excess of other assets (0.8)%		(8,644,376)

Net Assets 100.0%		$1,086,569,151

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,468,950; cash collateral of $9,603,927 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4